united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares	Security	Value
	EXCHANGE TRADED FUND - 99.8%
	EQUITY FUND - 99.8%
212,281	ProShares Short S&P 500 *	$ 8,109,134
	TOTAL EXCHANGE TRADED FUND (Cost - $9,044,297)

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
56,483	Federated Prime Obligations Fund, Institutional Shares, 0.31% +	56,483
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,483)

	TOTAL INVESTMENTS - 100.5%
	(Cost - $9,100,780) (a)	$ 8,165,617
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(43,788)
	NET ASSETS - 100.0%	$ 8,121,829

	* Non-income producing security.
	+ Money market fund; interest rate reflects seven-day yield on July 31, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $9,103,320 and
	does not differ from fair value.
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(937,703)
	Net Unrealized Depreciation:	$ (937,703)

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares	Security	Value
	COMMON STOCKS - 91.5%
	APPAREL - 4.2%
8,954	Burberry Group PLC	$ 156,925
2,239	NIKE, Inc.	124,265
		281,190
	BANKS - 3.6%
2,892	US Bancorp	121,956
2,504	Wells Fargo & Co.	120,117
		242,073
	BEVERAGES - 3.7%
1,147	Brown-Forman Corp.	121,192
794	Monster Beverage Corp. *	127,540
		248,732
	CHEMICALS - 5.4%
2,755	Fuchs Petrolub SE	116,284
2,271	Novozymes A/S	111,477
6,827	Victrex PLC	133,969
		361,730
	COMMERCIAL SERVICES - 2.3%
3,885	Healthcare Services Group, Inc.	150,777

	COMPUTERS - 9.7%
1,030	Accenture PLC	116,194
1,577	Apple, Inc.	164,339
2,017	Cognizant Technology Solutions Corp. - Cl. A *	115,957
1,977	Infosys, Ltd. - ADR	131,062
2,645	Syntel, Inc. *	119,845
		647,397
	COSMETICS/PERSONAL CARE - 1.6%
578	L'Oreal SA	110,041

	DISTRIBUTION/WHOLESALE - 3.9%
3,240	Fastenal Co.	138,510
542	WW Grainger, Inc.	118,617
		257,127
	DIVERSIFIED FINANCIAL SERVICES - 7.1%
1,872	American Express Co.	120,669
1,268	MasterCard, Inc.	120,764
1,654	T Rowe Price Group, Inc.	116,921
1,514	Visa, Inc. - Cl. A	118,168
		476,522
	ELECTRONICS - 2.1%
4,000	Hoya Corp.	143,436

	FOOD - 1.7%
1,408	Nestle SA	113,199

	HEALTHCARE-PRODUCTS - 3.7%
1,795	DiaSorin SpA	113,009
1,438	Varian Medical Systems, Inc. *	136,236
		249,245
	HOME BUILDERS - 2.1%
1,817	Thor Industries, Inc.	139,073

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016
Shares	Security	Value
	HOUSEHOLD PRODUCTS/WARES - 3.9%
1,498	Reckitt Benckiser Group PLC	$ 145,627
789	Societe BIC SA	116,640
		262,267
	INTERNET - 4.6%
166	Alphabet, Inc. - Cl. A *	131,363
7,211	Tencent Holdings, Ltd. - ADR	174,506
		305,869
	LEISURE TIME - 2.5%
1,032	Shimano, Inc.	163,634

	MACHINERY-DIVERSIFIED - 2.3%
2,965	Spirax-Sarco Engineering PLC	156,796

	MEDIA - 3.5%
644	FactSet Research Systems, Inc.	110,742
1,257	Walt Disney Co.	120,609
		231,351
	MISCELLANEOUS MANUFACTURING - 1.9%
723	3M Co.	128,954

	PHARMACEUTICALS - 5.4%
1,052	Johnson & Johnson	131,742
2,005	Novo Nordisk A/S	114,275
3,608	Recordati SpA	117,045
		363,062
	RETAIL - 12.0%
2,796	Bed Bath & Beyond, Inc.	125,680
248	Chipotle Mexican Grill, Inc. - Cl. A *	105,150
1,880	Cie Financiere Richemont SA	114,673
1,432	Fielmann AG	110,684
3,636	Hennes & Mauritz AB	110,144
3,246	Industria de Diseno Textil SA	112,307
1,311	Tractor Supply, Co.	120,153
		798,791
	SEMICONDUCTORS - 2.0%
4,727	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	131,316

	SOFTWARE - 2.2%
1,871	Check Point Software Technologies, Ltd. *	143,843

	TOTAL COMMON STOCKS (Cost - $5,655,233)	6,106,425

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016
Shares	Security		Value
	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 9.2%
613,616	Federated Prime Obligations Fund, Institutional Shares, 0.31% +		$ 613,616
	TOTAL SHORT-TERM INVESTMENTS (Cost - $613,616)

Contracts^	OPTION CONTRACTS PURCHASED *- 1.0%
	PUT OPTIONS PURCHASED - 1.0%
380	iShares MSCI EAFE ETF
	Expiration Sept. 2016, Exercise price $56.00		21,660
400	iShares MSCI Emerging Markets ETF
	Expiration Sept. 2016, Exercise price $33.00		8,000
174	SPDR S&P 500 ETF Trust
	Expiration Sept. 2016, Exercise price $212.00		35,496
	TOTAL OPTION CONTRACTS PURCHASED (Cost - $132,467)		65,156

	TOTAL INVESTMENTS - 101.7% (Cost - $6,401,316) (a)		$ 6,785,197
	OPTION CONTRACTS WRITTEN - (0.7) % (Premiums Received - $55,612)(b)		(44,486)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0) %		(67,886)
	NET ASSETS - 100.0%		$ 6,672,825

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	* Non-income producing security.
	+ Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2016.
	^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $6,444,238 and
	differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 804,511
		Unrealized Depreciation:	(508,038)
		Net Unrealized Appreciation:	$ 296,473

Contracts^	Security		Value
	OPTION CONTRACTS WRITTEN * - (0.7) %
	PUT OPTION CONTRACTS WRITTEN - (0.7) %
(380)	iShares MSCI EAFE ETF
	Expiration Sept. 2016, Exercise price $53.00		(8,740)
(400)	iShares MSCI Emerging Markets ETF
	Expiration Sept. 2016, Exercise price $35.00		(22,000)
(174)	SPDR S&P 500 ETF Trust
	Expiration Sept. 2016, Exercise price $202.00		(13,746)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums Received - $55,612)		$ (44,486)

			Unrealized
# of Contracts	OPEN SHORT FUTURES CONTRACTS		Depreciation
(1)	FTSE 100 Index, September 2016		$ (10,635)
	(Underlying Face Amount $66,765)
(3)	S&P 500 E-Mini, September 2016		(12,158)
	(Underlying Face Amount $325,238)
	TOTAL OPEN SHORT FUTURES CONTRACTS		$ (22,793)

	Face amounts are the underlying reference amounts to equities upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares	Security		Value
MUTUAL FUNDS - 89.2%
DEBT FUNDS - 89.2%
2,431,904	Principal High Yield Fund - Institutional Class		$ 23,613,789
TOTAL MUTUAL FUNDS (Cost - $23,200,00)

SHORT-TERM INVESTMENTS - 10.6%
MONEY MARKET FUND - 10.6%
2,817,436	Federated Prime Obligations Fund, Institutional Shares, 0.31% +		2,817,436
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,817,436)

	TOTAL INVESTMENTS - 99.8% (Cost - $26,017,436) (a)		$ 26,431,225
	OTHER ASSETS LESS LIABILITIES - 0.2%		41,504
	NET ASSETS - 100.0%		$ 26,472,729

ETF - Exchange-Traded Fund
+ Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $26,176,919 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 254,306
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 254,306

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares	Security	Value
	EXCHANGE TRADED FUND - 49.9%
	DEBT FUND - 49.9%
137,585	SPDR Barclays 1-3 Month Treasury Bill *	$ 6,290,386
	TOTAL MUTUAL FUND (Cost - $6,288,585)

	PRIVATE INVESTMENT FUND - 24.5%
3,522	Global Macro Strategy LLC * #	3,087,044
	TOTAL PRIVATE INVESTMENT FUND (Cost - $3,548,382)

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
249,175	Federated Prime Obligations Fund, Institutional Shares, 0.31% +	249,175
	TOTAL SHORT-TERM INVESTMENTS (Cost - $249,175)

	TOTAL INVESTMENTS - 76.4%
	(Cost - $10,086,142) (a)	$ 9,626,605
	OTHER ASSETS LESS LIABILITIES - 23.6%	2,973,488
	NET ASSETS - 100.0%	$ 12,600,093

	* Non-income producing security.
	# Affiliated Fund.
	+ Money market fund; interest rate reflects seven-day yield on July 31, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $10,039,172 and
	does not differ from fair value.
	Unrealized Appreciation:	$ 1,802
	Unrealized Depreciation:	(414,369)
	Net Unrealized Depreciation:	$ (412,567)

Contracts	OPEN LONG FUTURES CONTRACTS ++	Unrealized Appreciation/(Depreciation)
6	Canadian 10 Year Bond, September 2016	$ (629)
	(Underlying Face Amount at Value $682,981)
35	Euro OAT, September 2016	65,037
	(Underlying Face Amount at Value $6,344,078)
30	Euro-Bund, September 2016	32,787
	(Underlying Face Amount at Value $5,627,592)
10	Euro-BTP, September 2016	10,552
	(Underlying Face Amount at Value $1,619,318)
36	Long Gilt, September 2016	183,817
	(Underlying Face Amount at Value $6,240,894)
1	Swedish Krona Cross Currency, September 2016	5,440
	(Underlying Face Amount at Value $99,765)
1	USD/CZK, September 2016	2,182
	(Underlying Face Amount at Value $99,832)
	TOTAL OPEN LONG FUTURES CONTRACTS	299,186

	OPEN SHORT FUTURES CONTRACTS ++
(20)	Australian Dollar, September 2016	(41,728)
	(Underlying Face Amount at Value $1,518,200)
(7)	British Pound, September 2016	(10,133)
	(Underlying Face Amount at Value $579,556)
(22)	Canadian Dollar, September 2016	8,930
	(Underlying Face Amount at Value $1,687,070)
(1)	CHF/USD, September 2016	(2,325)
	(Underlying Face Amount at Value $129,413)

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016
		Unrealized
Contracts	OPEN SHORT FUTURES CONTRACTS ++	Appreciation/(Depreciation)
(5)	Dax Index, September 2016	$ (92,991)
	(Underlying Face Amount at Value $1,442,865)
(107)	Euro FX, September 2016	204,610
	(Underlying Face Amount at Value $14,982,006)
(22)	FTSE 100 Index, September 2016	(174,735)
	(Underlying Face Amount at Value $1,944,511)
(189)	FTSE China A50, August 2016	6,615
	(Underlying Face Amount at Value $1,784,633)
(1)	Japanese Yen, September 2016	(3,069)
	(Underlying Face Amount at Value $122,744)
(1)	New Zealand Dollar, September 2016	(2,715)
	(Underlying Face Amount at Value $72,070)
(1)	Polish Zloty, September 2016	3,620
	(Underlying Face Amount at Value $128,150)
(16)	S&P 500 Emini, September 2016	(95,801)
	(Underlying Face Amount at Value $1,734,560)
(3)	South African Rand, September 2016	(10,212)
	(Underlying Face Amount at Value $1,069,875)
(11)	SPI 200 Index, September 2016	(78,016)
	(Underlying Face Amount at Value $1,153,774)
(1)	US 10YR Note, September 2016	(360)
	(Underlying Face Amount at Value $133,047)
(17)	Yen Denominated Nikkei 225, September 2016	7,991
	(Underlying Face Amount at Value $1,360,066)
	TOTAL OPEN SHORT FUTURES CONTRACTS	(280,319)

	TOTAL OPEN FUTURES CONTRACTS	$ 18,867

Face amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.
++ All of this investment is a holding of DGM AEX Strategy LLC.

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015
Shares	Security	Value
	MUTUAL FUNDS - 53.1%
	DEBT FUND - 53.1%
17,448	iShares 20+ Year Treasury Bond ETF	$ 2,469,939
9,989	PIMCO Enhanced Short Maturity Active ETF	1,011,586
8,199	Vanguard Extended Duration Treasury ETF	1,170,407
12628	Vanguard Intermediate Term Corporate Bond ETF	1,137,278
14,385	Vanguard Total Bond Market ETF	1,217,546
	TOTAL DEBT FUNDS (Cost - $6,905,012)	7,006,756

	EQUITY FUNDS - 45.2%
10,344	iShares US Technology ETF	1,180,561
39,799	iShares US Telecommunications ETF	1,371,872
9736	Powershares QQQ Trust Series 1	1,121,879
22,754	Utilities Select Sector SPDR Fund	1,185,938
10,916	Vanguard Telecommunication Services ETF	1,103,062
	TOTAL EQUITY FUNDS (Cost - $5,862,905)	5,963,312

	TOTAL MUTUAL FUND (Cost - $12,767,917)	12,970,068

	SHORT-TERM INVESTMENTS - 24.3%
	MONEY MARKET FUND - 24.3%
3,209,374	Federated Prime Cash Obligation Fund, Institutional Shares, 0.31% +	3,209,374
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,209,374)

	TOTAL INVESTMENTS - 122.6%
	(Cost - $15,977,291) (a)	$ 16,179,442
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.6) %	(2,981,834)
	NET ASSETS - 100.0%	$ 13,197,608

	+ Money market fund; interest rate reflects seven-day yield on July 31, 2016.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $15,930,321 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 249,121
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 249,121

CMG Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Funds' assets and liabilities measured at fair value:

CMG Long/Short Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 8,109,134	$ -	$ -	$ 8,109,134
Short-Term Investments	56,483	-	-	56,483
Total Assets	$ 8,165,617	$ -	$ -	$ 8,165,617

CMG Global Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,106,425	$ -	$ -	$ 6,106,425
Short-Term Investments	613,616	-	-	613,616
Options Purchased	65,156	-	-	65,156
Total Assets	$ 6,785,197	$ -	$ -	$ 6,785,197

Liabilities
Options Written	$ (44,486)	$ -	$ -	$ (44,486)
Derivative Instruments*	(22,793)	-	-	(22,793)
Total Liabilities	$ (67,279)	$ -	$ -	$ (67,279)

CMG Tactical Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 23,613,789	$ -	$ -	$ 23,613,789
Short-Term Investments	2,817,436	-	-	2,817,436
Total Assets	$ 26,431,225	$ -	$ -	$ 26,431,225

CMG Global Macro Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$ 6,290,386	$ -	$ -	$ 6,290,386
Private Investment Fund	-	3,087,044	-	3,087,044
Short-Term Investments	249,175	-	-	249,175
Derivative Instruments*	18,867	-	-	18,867
Total Assets	$ 6,558,428	$ 3,087,044	$ -	$ 9,645,472

CMG Tactical All Asset Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 12,970,068	$ -	$ -	$ 12,970,068
Short-Term Investments	3,209,374	-	-	3,209,374
Total Assets	$ 16,179,442	$ -	$ -	$ 16,179,442

*Derivative Instruments include cumulative unrealized gain(loss) on futures contracts open at July 31, 2016.

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2016 categorized by risk exposure:

CMG Global Equity Fund
Risk Exposure Category	Unrealized Loss at 7/31/2016
Equity contracts	$ (90,104)
Total	$ (90,104)

CMG Global Macro Strategy Fund
Risk Exposure Category	Unrealized Gain/(Loss) at 7/31/2016
Equity contracts	(483,122)
Foreign exchange contracts	133,807
Interest rate contracts	311,997
Total	$ (37,318)

Futures Contracts – The Funds are subject to equity risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The value of the derivative instruments outstanding as of July 31, 2016, as disclosed in the Portfolio of Investments and the amount in unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

CMG Long/Short ("Long/Short") currently invests a portion of its assets in ProShares Short S&P 500 (“ProShares”). Long/Short may redeem its investment from ProShares at any time if the Adviser determines that it is in the best interest of Long/Short and its shareholders to do so. The performance of Long/Short may be directly affected by the performance of ProShares. The financial statements of ProShares, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Long/Short’s financial statements. As of July 31, 2016, the percentage of Long/Short’s net assets invested in ProShares was 99.8%

CMG Tactical Bond ("Tactical Bond") currently invests a portion of its assets in Principal High Yield Fund - Institutional Class (“Principal”). Tactical Bond may redeem its investment from Principal at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of Principal. The financial statements of Principal, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of July 31, 2016, the percentage of Tactical Bond’s net assets invested in Principal was 89.2%.

CMG Global Macro Strategy Fund ("Global Macro") currently invests a portion of its assets in SPDR Barclays 1-3 Month Treasury Bill (“SPDR”). Global Macro may redeem its investment from SPDR at any time if the Adviser determines that it is in the best interest of Global Macro and its shareholders to do so. The performance of Global Macro may be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Global Macro’s financial statements. As of July 31, 2016, the percentage of Global Macro’s net assets invested in SPDR was 49.9%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/16

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/28/16